ACQUISITIONS OF CONSOLIDATED ENTITIES - Narrative (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Disclosure of detailed information about business combination [line items]
Liabilities and Non Controlling interest Equity	$ (2,400)
Revenue of acquired entities since acquisition date		$ 337
Profit (loss) of acquired entities since acquisition date		22
Revenue of combined entity as if combination occurred at beginning of period		1,800
Profit (loss) of combined entity as if combination occurred at beginning of period		130
Goodwill	38,664	35,730
Assets classified as held for sale	19,716	10,291
Other financial assets	29,968	25,887
Liabilities associated with assets classified as held for sale	(9,423)	(4,721)
Total
Disclosure of detailed information about business combination [line items]
Total assets	7,786	20,754
Identifiable assets acquired (liabilities assumed)	5,369	7,341
Consideration transferred, acquisition-date fair value	5,400
Goodwill	1,316	3,899
Assets classified as held for sale		1,131
Other financial assets	148	649
Liabilities associated with assets classified as held for sale		(410)
Accounts payable and other	(759)	(3,855)
Cash and cash equivalents recognised as of acquisition date	252	950
Accounts receivable and other	949	776
Non-controlling interests	(36)	(3,019)
Property, plant and equipment	953	11,657
Identifiable intangible assets recognised as of acquisition date	3,018	1,632
Deferred income tax assets	3	60
Non-recourse borrowings	(1,290)	(5,228)
Deferred income tax liabilities	(332)	(901)
Liabilities Recognized as of Acquisition Date	(2,417)	(13,413)
Total | Infrastructure
Disclosure of detailed information about business combination [line items]
Total assets	1,838	7,255
Identifiable assets acquired (liabilities assumed)	719	3,576
Goodwill	146	294
Assets classified as held for sale		270
Other financial assets	34	294
Liabilities associated with assets classified as held for sale		(70)
Accounts payable and other	(235)	(2,677)
Cash and cash equivalents recognised as of acquisition date	91	393
Accounts receivable and other	57	283
Non-controlling interests	(33)	0
Property, plant and equipment	124	4,141
Identifiable intangible assets recognised as of acquisition date	1,381	1,580
Deferred income tax assets		0
Non-recourse borrowings	(638)	(478)
Deferred income tax liabilities	(213)	(454)
Liabilities Recognized as of Acquisition Date	(1,119)	(3,679)
Total | Renewable Power and Transition
Disclosure of detailed information about business combination [line items]
Total assets	2,347	13,257
Identifiable assets acquired (liabilities assumed)	1,418	3,592
Goodwill	73	3,556
Assets classified as held for sale		861
Other financial assets	112	345
Liabilities associated with assets classified as held for sale		(340)
Accounts payable and other	(277)	(1,137)
Cash and cash equivalents recognised as of acquisition date	84	553
Accounts receivable and other	647	443
Non-controlling interests	0	(3,015)
Property, plant and equipment	502	7,439
Identifiable intangible assets recognised as of acquisition date	0	0
Deferred income tax assets		60
Non-recourse borrowings	(652)	(4,736)
Deferred income tax liabilities	0	(437)
Liabilities Recognized as of Acquisition Date	(929)	(9,665)
Total | Asset management
Disclosure of detailed information about business combination [line items]
Property, plant and equipment	$ 120
Cyxtera [Member] | Infrastructure
Disclosure of detailed information about business combination [line items]
Revenue of combined entity as if combination occurred at beginning of period		827
Profit (loss) of combined entity as if combination occurred at beginning of period		$ 96
Percentage of interests acquired		29.00%
Consideration transferred, acquisition-date fair value		$ 803
Gain recognised in bargain purchase transaction		554
Neoen [Member] | Renewable Power and Transition
Disclosure of detailed information about business combination [line items]
Revenue of combined entity as if combination occurred at beginning of period		579
Profit (loss) of combined entity as if combination occurred at beginning of period		$ 15
Percentage of interests acquired	100.00%	53.00%
Consideration transferred, acquisition-date fair value	$ 3,300	$ 3,400
Goodwill		$ 3,500
Elevar [Member] | Infrastructure
Disclosure of detailed information about business combination [line items]
Percentage of interests acquired		16.00%
Consideration transferred, acquisition-date fair value		$ 2,000
Goodwill		$ 294